ALLOWANCES AND PROVISIONS - NON-CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of provisions

Provisions and allowances - Non current	Deducted from assets	Liabilities	Liabilities
	Allowance for doubtful accounts	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2025

Values at the beginning of the year	4,545	552,600	80,543
Translation differences	576	67,494	10,205
Additions	7	31,371	32,266
Reversals	(616)	(31,834)	(2,537)
Transfers	—	—	8,513
Uses	(63)	(33,777)	—

As of December 31, 2025	4,449	585,854	128,990

Year ended December 31, 2024

Values at the beginning of the year	6,430	839,921	104,455
Translation differences	(1,387)	(163,514)	(13,546)
Additions	—	32,176	14,597
Reversals	(34)	(92,645)	(1,900)
Transfers	—	—	(23,063)
Uses	(464)	(63,338)	—

As of December 31, 2024	4,545	552,600	80,543
19.    ALLOWANCES AND PROVISIONS – NON-CURRENT AND CURRENT (continued)

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation	Provision for ongoing litigation related to the acquisition of a participation in Usiminas

Year ended December 31, 2025

Values at the beginning of the year	47,808	122,152	17,818	410,200
Translation differences	3,066	4,068	2,344	—
Additions	2,360	53,679	19,885	117,400
Reversals	(3,261)	(48,214)	(15,450)	—
Transfers	—	—	(8,513)	—
Uses	(6,699)	(5,328)	—	—

As of December 31, 2025	43,274	126,357	16,084	527,600

Year ended December 31, 2024

Values at the beginning of the year	53,045	200,024	7,332	—
Translation differences	(6,835)	(18,436)	(7,101)	—
Additions	9,089	57,550	12,294	813,988
Reversals	(3,489)	(46,581)	(17,770)	(403,788)
Transfers	—	—	23,063	—
Uses	(4,002)	(70,405)	—	—

As of December 31, 2024	47,808	122,152	17,818	410,200